Investment Objectives and Goals - EIP Growth and Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	EIP Growth and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The EIP Growth and Income Fund (the “Fund”) seeks to provide a high level of total shareholder return that is balanced between current income and growth.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks low volatility.